Significant Accounting Policies - Additional Information (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) item Segment	Dec. 31, 2020 USD ($) item Segment $ / shares	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Operating revenue		¥ 11,645,255	$ 1,784,714,000	¥ 10,603,507	¥ 7,596,896
Financing receivables reduced		204,761		658,798		$ 31,381,000
Contract assets and service fees receivable reduced				3,454,851
Foreign currency translation adjustments, net of nil tax		¥ 10,596	$ 1,624,000	7,020	643
Translation rate		6.5250				6.5250
Retained earnings		¥ 2,113,956		3,734,397		$ 323,978,000
Credit allowance of financial assets		¥ 529,162		373,545	384,036					¥ 370,196
Number of major types of incentive coupons | item		2	2
Cash coupons and repayment coupon expense		¥ 196,300		281,000	319,700
Referral code incentives recorded as sales and marketing expenses		17,100		19,700	13,100
Revenue recognized that was included in the contract liabilities balance		¥ 47,900		92,100
Practical expedients, contract duration		true	true
Transaction price allocated to remaining performance		¥ 1,101,300		827,100
Remaining performance obligation is expected to be recognized as revenue (in years)		2 years	2 years
Practical expedients, amortization period		true	true
Cash equivalents | $						0	$ 0
Restricted cash under RSS through third-party custody bank | $						$ 0
Straight line basis amortized over land use right period		30 years	30 years
Advertising costs		¥ 199,500		¥ 1,000,000	791,200
Lease, Practical Expedients, Package		true	true
Right-of-use assets								¥ 113,200
Operating Lease, Right-of-Use Asset, Statement of Financial Position				Other assets			Other assets
Weighted average remaining lease term		2 years 4 months 24 days				2 years 4 months 24 days
Weighted average discount rate		4.91%				4.91%
Rental expenses under operating leases					47,500
Operating lease cost		¥ 57,900		¥ 54,900
Short-term lease cost		¥ 3,900		2,500
Vesting period (in years)		4 years	4 years
Number of reportable segments | Segment		1	1
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)		10.00%				10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)		50.00%				50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)		10.00%				10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)		50.00%				50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation | $			$ 0
Appropriation to statutory reserves		¥ 296,900		¥ 152,100	¥ 144,400
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost | item		1	1	0	0
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's Funding Debts | item		1	1	1
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans | item		2	2	1	0
Number of insurance company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | item		1	1	1
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | item		3	3	2
Revenue Concentration - Number of Borrowers Over 10% of Revenue
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)		0.00%	0.00%	0.00%
Financing Receivables
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)		0.00%	0.00%	0.00%
10% or More of Total Purchases, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | item		3	3	2	2
10% or More of Accounts Payable, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | item		4	4	3
Geographic Concentration Risk | Cash and Cash Equivalents, Restricted Cash and Restricted Time Deposits | PRC
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls		¥ 5,018,100		¥ 4,276,900
Concentration risk (as a percent)		95.00%	95.00%
Stock Options
Significant Accounting Policies [Line Items]
Vesting period (in years)		4 years	4 years
Exercise Price | $ / shares			$ 0.0001
Restricted Share Units
Significant Accounting Policies [Line Items]
Vesting period (in years)		4 years	4 years
ASC 326
Significant Accounting Policies [Line Items]
Credit allowance of financial assets				229,661
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
Significant Accounting Policies [Line Items]
Contract assets and service fees receivable reduced	¥ (26,045)
Retained earnings	(1,918,500)
Credit allowance of financial assets	2,293,774
Cumulative effect on retained earnings, tax	400,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment | Application of CECL Methodology on Credit Losses of Financial Assets Measured at Amortized Cost
Significant Accounting Policies [Line Items]
Retained earnings	(300,000)
Credit allowance of financial assets	300,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment | Application of CECL Methodology on Certain Off-balance Sheet Credit Exposures
Significant Accounting Policies [Line Items]
Retained earnings	¥ (2,000,000)
ASC 606
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2018				Jan. 01, 2018
ASC 606 | Cumulative Effect Period Of Adoption Adjustment
Significant Accounting Policies [Line Items]
Retained earnings									¥ 209,500
ASU 2016-01
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2018				Jan. 01, 2018
Minimum
Significant Accounting Policies [Line Items]
Investor period term		7 days	7 days
Maximum
Significant Accounting Policies [Line Items]
Investor period term		24 months	24 months
VIEs
Significant Accounting Policies [Line Items]
Operating revenue		¥ 11,580,441		10,608,717	¥ 7,596,896
Registered capitals and PRC statutory reserves		¥ 5,227,400
Beijing Shijitong | Nominee Shareholders
Significant Accounting Policies [Line Items]
Extension term of the loan		10 years	10 years
Credit-oriented services income
Significant Accounting Policies [Line Items]
Operating revenue		¥ 7,525,581	$ 1,153,347,000	5,958,692	¥ 4,795,692
Out-of-period Adjustment
Significant Accounting Policies [Line Items]
Financing receivables reduced				63,600
Contract assets and service fees receivable reduced				2,500
Out-of-period Adjustment | Credit-oriented services income
Significant Accounting Policies [Line Items]
Operating revenue				¥ 66,100